INVESTMENT IN LEASED VESSEL, NET (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Lessor, Lease, Description [Line Items]
Current portion of investment in leased vessel, net	$ 2,490,000		$ 2,490,000		$ 2,308,000
Investment in leased vessel, net	109,939,000		109,939,000		$ 111,829,000
Allowance for credit loss	100,000		$ 100,000
Termination period			3 years
Investment In Leased Vessel, Net
Lessor, Lease, Description [Line Items]
Allowance for credit loss	100,000		$ 100,000
Accrued interest	0		0
Leased Vessel
Lessor, Lease, Description [Line Items]
Gain (loss) on disposition				$ 4,200,000
Amount invoiced under sales-type finance lease	$ 4,000,000.0	$ 4,100,000	$ 12,000,000.0	$ 5,400,000